Employee Benefits - Avon Products Inc. plans - Additional Information (Detail) - Avon Products, Inc R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based incentive plans | Plans	2
UNITED KINGDOM
Disclosure of terms and conditions of share-based payment arrangement [line items]
Matching contributions made by entity	R$ 39,200
Personal Savings Account Plan (PSA) | UNITED STATES
Disclosure of terms and conditions of share-based payment arrangement [line items]
Matching contributions made by entity	R$ 5,200
Maximum Percentage of Eligible Compensation by Eligible Participants	25.00%
Retirement Savings Account ("RSA") | UNITED STATES
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period	3 years
Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period	3 years
Percentage of premium price which was equal to exercise price	25.00%
Restricted Stock Unit RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange ratio per each common share of acquiree	0.30
Performance Restricted Stock Units (PRSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Performance Period	3 years
Exchange ratio per each common share of acquiree	0.30